OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
OTHER ASSETS.
Components of prepaid expenses and other assets

	December 31,	December 31,
	2011	2010
	(In thousands)
Above-market tenant leases, net (Note 4)	$1,163,754	$1,518,893
Security and escrow deposits	247,718	259,440
Below-market ground leases, net (Note 4)	198,230	255,854
Real estate tax stabilization agreement, net (Note 4)	104,295	110,607
Prepaid expenses	51,928	64,230
Other non-tenant receivables	21,198	50,920
Deferred tax, net of valuation allowances	4,578	10,505
Prepaid finance costs	1,477	56
Below-market office lessee leases net	—	15,026
Other	12,357	14,921
Total prepaid expenses and other assets	$1,805,535	$2,300,452